DEBT AND CAPITAL LEASES (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Long-term debt and capital leases
Capital leases obligations	$ 3.0	$ 4.8
Less amount classified as current	(1.6)	(251.9)
Total long-term debt and capital leases	950.6	702.2
Series 1995 due 2015 through 2025
Long-term debt and capital leases
Senior notes	50.0	50.0
Weighted Average Interest Rate	7.50%
Senior notes due 2013 at 4.9%
Long-term debt and capital leases
Senior notes		250.0
Weighted Average Interest Rate		4.90%
Senior notes due 2017 at 6.6%
Long-term debt and capital leases
Senior notes	249.6	249.4
Weighted Average Interest Rate	6.60%
Senior notes due 2020 at 5.4%
Long-term debt and capital leases
Senior notes	249.9	249.9
Weighted Average Interest Rate	5.40%
Senior notes due 2023 at 3.4%
Long-term debt and capital leases
Senior notes	249.7
Weighted Average Interest Rate	3.40%
Senior notes due 2033 at 6.0%
Long-term debt and capital leases
Senior notes	$ 150.0	$ 150.0
Weighted Average Interest Rate	6.00%